Combined Annual Report
                                 to Shareholders
                                  April 30,1998






                                        Riggs U.S. Treasury Money Market Fund
                                        Riggs Prime Money Market Fund
                                        Riggs U.S. Government SecuritiesFund
                                         (formerly RIMCO Monument Bond Fund)
                                        Riggs Stock Fund
                                        Riggs Small Company Stock Fund
                                         (formerly RIMCO Monument Small
                                          Capitalization Equity Fund)




Mutual Funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Bank N.A. They involve investment risks, including the possible loss of the principal amount invested.



Federated Securities Corp., Distributor           [LOGO]
                                                (formerly RIMCO Monument Funds)




                              PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Annual Report for the Riggs Funds (formerly, the RIMCO Monument Funds) for the 12-month period from May 1, 1997 through April 30, 1998. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for Riggs U.S. Treasury Money Market Fund, Riggs Prime Money Market Fund, Riggs U.S. Government Securities Fund (formerly, RIMCO Monument Bond Fund), Riggs Stock Fund, and Riggs Small Company Stock Fund (formerly, RIMCO Monument Small Capitalization Equity Fund).

It was a strong year for all Riggs Funds, as indicated by the following fund performance summary:

Riggs U.S. Treasury Money Market Fund

This is the most conservative Riggs fund, which is managed to help shareholders earn daily income on their ready cash. The fund's portfolio of U.S. Treasury money market securities paid a total of $0.05 per share in dividends over the reporting period for a total return of 5.00%.* The 7-day net yield began the reporting period on May 1, 1997 at 4.84% and ended the reporting period on April 30, 1998 at 4.74%.+ Net assets in the fund totaled $117.4 million at the end of the reporting period.

Riggs Prime Money Market Fund

This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities. The fund's Class Y Shares (formerly, Class A Shares) paid dividends totaling $0.05 per share for a total return of 5.22%, while Class R Shares (formerly, Class B Shares) paid dividends totaling $0.05 per share for a total return of 4.92%.* The 7-day net yield for Class Y Shares began the reporting period on May 1, 1997 at 5.12% and ended the reporting period on April 30, 1998 at 5.01%.+ The 7-day net yield for Class R Shares began the reporting period on May 1, 1997 at 4.62% and ended the reporting period on April 30, 1998 at 4.76%.+ The fund ended the reporting period with total net assets of $318.6 million.

Riggs U.S. Government Securities Fund

This fund's well-diversified bond portfolio paid dividends totaling $0.57 per share, while its net asset value rose from $9.41 to $9.77. The dividends and net asset value increase resulted in a total return of 10.14% (4.90% adjusted for the fund's sales charge).+ Net assets in the fund totaled $34.5 million at the end of the reporting period, which were invested across corporate bonds (2.9%), government agency securities (35.2%) and U.S. Treasury obligations (59.8%).

Riggs Stock Fund

During the reporting period, the fund's diversified portfolio of high-quality stocks_which included many household names like American Express, AT&T, Compaq, Hilton Hotels, Intel, Merck, Mobil, Sears, and Xerox_produced a very strong total return of 39.68% (31.65% adjusted for the fund's sales charge). This return was the result of a $1.16 increase in net asset value, $0.11 per share in dividend income and $4.04 per share in capital gains.+ The fund's total net assets reached $117.1 million at the end of the reporting period.


Riggs Small Company Stock Fund

As the most aggressive fund in the Riggs family, the fund invests in carefully selected stocks issued by small companies. ++It rewarded shareholders with an extremely high return of 77.85% (67.64% adjusted for the fund's sales charge). A very high level of growth in the fund's net asset value_from $12.80 to $18.80_and capital gains totaling $3.19 per share accounted for the total return.+ At the end of the reporting period, fund assets reached $58.2 million.

As the enclosed letter fully explains, on July 1, 1998 the name of the RIMCO Monument Funds will be changed to the Riggs Funds. That means you now can follow the daily performance of your investment under the name 'Riggs Funds' in newspaper and other mutual fund listings. Thank you for selecting this fund family to pursue your financial goals. We hope you are pleased with your progress.

Sincerely,

/s/Edward C. Gonzales

Edward C. Gonzales
President
June 15, 1998

 * Although money market funds seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.

 + Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Yields quoted for money market funds most closely reflect the funds' current earnings.

++ Small cap stocks have historically experienced greater volatility than average.


                               INVESTMENT REVIEW

Riggs U.S. Government Securities Fund
(formerly, RIMCO Monument Bond Fund)

Following the fourth quarter rally which was inspired by economic troubles in Asia, the fixed income markets settled into a stable trading range. The 30-year Treasury bond yield remained in a narrow range of 5.75% to 6.05%. The U.S. economy continued to be strong, and gains in employment and wages sparked fears of a shift in Federal Reserve Board (the "Fed") policy towards a tightening of credit. These factors created a flat yield curve, with 2- and 10-year Treasury notes yielding approximately the same.

During the summer months, we expect a pick-up in market volatility and a re-steepening of the yield curve. In this environment, we favor maturities inthe 2- to 7-year range. We also look for continued capital flows into U.S.dollar denominated fixed income products given their attractive yields relative to foreign bond markets. While psychology of the market may shift toward a Fed tightening, we do not expect a policy change given the unsettled situation in Asia, specifically in Japan and China.

RiggsStock Fund ("Stock Fund")
Riggs Small Company Stock Fund
("Small Company Fund")
(formerly, RIMCO Monument Small Capitalization Equity Fund)

The Stock Fund and the Small Company Fund continued to provide solid returns to our shareholders for the twelve-month period ended April 30, 1998. During the reporting period, the Stock Fund generated a total return of 39.68%, based on net asset value, while the Small Company Fund generated a total return of 77.85%, based on net asset value.*

Our investment philosophy in managing both equity funds is to balance long-term valuation with the catalyst of short-term earnings acceleration. We employ our methodology, which we call Value/Momentum, by analyzing four key factors: (1) relative value; (2) earnings growth relative to the stock's price-to-earnings multiple; (3) earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then choose to invest in those companies in which we have the most confidence in management.

Over the reporting period, we continued to maintain broad diversification among industries. In the Stock Fund, companies in the technology and consumer cyclical sectors added significantly to performance, which was partially offset by weakness in the energy sector. Examples of core holdings in the Stock Fund that were propelled by superior earnings growth included: Cisco Systems, up 112%; Xerox, up 85%; and Office Depot, up 108%.

The Small Company Fund experienced strong stock performance across many industry groups. In particular, stocks in the health care and consumer cyclical sectors benefited from continued strength in the domestic economy. Noteworthy are the contributions from United Payors & United Providers, up 153%; Atlantic Coast Airlines, up 361%; and Goody's Family Clothing, up 76%.


While the environment for stocks has been very favorable, the markets have become extremely volatile. Global changes have made competition more intense and will magnify the importance of strong management. Despite the problems in Asia and occasional profit warnings, inflation has continued to be moderate and the domestic economy has remained healthy. Thus, we remain positive on the markets going forward. However, we temper our optimism with our belief that earnings growth will moderate from the torrid pace of the past few years.

Through all market environments, we believe that our disciplined focus on undervalued companies with solid earnings growth should continue to reward shareholders.

Riggs Prime Money Market Fund ("Prime Fund")
RiggsU.S. Treasury Money Market Fund
("Treasury Fund")

In our October 1997 review and outlook, we referred to two major forces working to determine Fed policy toward short term interest rates. The first force was the continuously surprising strong Gross Domestic Product ("GDP") and employment growth the U.S. economy was undergoing, which led the Fed to maintain a tightening bias toward rates. The second force at work was, and remains, the "Asian crisis". This crisis, characterized by plummeting currency, stock, and bond markets in Asia, has led to the anticipation of sharply lower U.S. exports, lower prices for goods imported into the U.S. and generally lower U.S. GDP growth.

These two main forces have essentially remained the same since October 1997, which has led to very little change in short-term corporate interest rates. Short rates for Treasury bills remain well below the federal funds target rate of 5.5%, leaving treasury-backed repurchase agreements as the investment of choice for the Treasury Fund. Commercial paper rates have declined 0.04% to 5.5% for 3-month commercial paper and declined 0.11% to 5.62% for 9-month commercial paper. This leaves the short corporate yield curve very flat, with little benefit to extending out the curve. Duration of the Prime Fund will be kept in the area of 60 days until rates are more attractive further out on the yield curve.

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Riggs U.S. Government Securities Fund
(formerly, RIMCO Monument Bond Fund)
Class R Shares


Growth of $10,000 Invested in Riggs U.S. Government Securities Fund

The graph below illustrates the hypothetical investment of $10,000* in the Riggs U.S. Government Securities Fund (the "Fund") from May 11, 1992 (start of performance) to April 30, 1998, compared to the Lehman Brothers
Government./Corporate Total Index ("LBGCTI").

[GRAPHIC REPRESENTATION "A" OMITTED. SEE APPENDIX.]

       AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED APRIL 30, 1998

                1 Year                            4.90%
                5 Years                           5.13%
                Start of Performance (5/11/92)    6.45%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge=$9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCTI has been adjusted to reflect reinvestment of dividends on securities in the index. Effective December 18, 1995, the maximum sales charge increased to 4.75%. Effective July 1, 1998, the front-end sales charge will be eliminated, and a contingent deferred sales charge of 2.00% will be implemented for newly purchased shares.

**Total return quoted reflects all applicable sales charges.

 +The LBGCTI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance.

  This index is unmanaged.

Riggs Stock Fund
Class R Shares


Growth of $10,000 Invested in Riggs Stock Fund

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Stock Fund (the "Fund") from May 11, 1992 (start of performance) to April 30, 1998 compared to the Standard & Poor's 500 Index ("S&P 500").

[GRAPHIC REPRESENTATION "B" OMITTED. SEE APPENDIX.]

       AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED APRIL 30, 1998

                  1 YEAR                        31.65%
                  5 YEARS                       22.51%
                  START OF PERFORMANCE (05/11/92)  19.83%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. Effective December 18, 1995 the maximum sales charge increased to 5.75%. Effective July 1, 1998, the front-end sales charge will be eliminated, and a contingent deferred sales charge of 2.00% for newly purchased shares will be implemented on the existing class of the Fund.

**Total return quoted reflects all applicable sales charges.

+ S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

Riggs Small Company Stock Fund
(formerly, RIMCO Monument Small Capitalization Equity Fund)
Class R Shares


Growth of $10,000 Invested in Riggs Small Company Stock Fund

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Small Company Stock Fund (the "Fund") from February 27, 1995 (start of performance) to April 30, 1998, compared to the Russell 2000 Index ("Russell 2000").

[GRAPHIC REPRESENTATION "C" OMITTED. SEE APPENDIX.]

       AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED APRIL 30, 1998

                  1 Year                          67.64%
                  Start of Performance (2/27/95)  31.79%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge=$9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect reinvestment of dividends on securities in the index. Effective December 18, 1995, the maximum sales charge increased to 5.75%. Effective July 1, 1998, the front-end sales charge will be eliminated, and a contingent deferred sales charge of 2.00% will be implemented for newly purchased shares.

**Total return quoted reflects all applicable sales charges.

+ The Russell 2000 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.


                            PORTFOLIO OF INVESTMENTS

                     Riggs U.S. Treasury Money Market Fund
                                 April 30, 1998

Principal
Amount                                                                                                                      Value
U.S. Treasury ObligationsN6.0%
                                  U.S. Treasury NoteN6.0%
      $ 7,000,000                 5.875%, 10/31/1998                                                              $  7,013,928
                                  (a) Repurchase AgreementsN94.3%
      36,912,000                  Dean Witter Reynolds, Inc., 5.470%, dated 4/30/1998, due 5/1/1998                 36,912,000
      36,912,000                  Donaldson, Lufkin and Jenrette Securities Corp., 5.500%,
                                  dated 4/30/1998, due 5/1/1998   36,912,000
      36,912,000                  Prudential Securities, Inc., 5.470%, dated 4/30/1998, due 5/1/1998                36,912,000
                                     Total Repurchase Agreements                                                   110,736,000
                                     Total Investments (at amortized cost)(b)                                    $ 117,749,928

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(b) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets
      ($117,424,493) at April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


                      STATEMENT OF ASSETS AND LIABILITIES

                     Riggs U.S. Treasury Money Market Fund

                                 April 30, 1998

Assets:
Investments in repurchase agreements                                  $110,736,000
Investments in securities                                                7,013,928
 Total investments in securities, at amortized cost and value         $117,749,928
Cash                                                                           667
Income receivable                                                           17,973
Receivable for shares sold                                                   2,933
 Total assets                                                          117,771,501
Liabilities:
Payable for shares redeemed                                                  1,362
Income distribution payable                                                322,779
Accrued expenses                                                            22,867
 Total liabilities                                                         347,008
Net Assets for 117,424,493 shares outstanding                         $117,424,493
Net Asset Value, Offering Price and Redemption Proceeds Per Share:    $117,424,493
$117,424,493 shares outstanding                                              $1.00

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                     Riggs U.S. Treasury Money Market Fund

                                 April 30, 1998

Investment Income:
Interest                                                                          $7,762,803
Expenses:
Investment advisory fee                                             $  704,027
Administrative personnel and services fee                              186,366
Custodian fees                                                          11,010
Transfer and dividend disbursing agent fees and expenses                30,234
Trustees' fees                                                           1,755
Auditing fees                                                           14,228
Legal fees                                                               2,711
Portfolio accounting fees                                               25,848
Share registration costs                                                17,652
Printing and postage                                                     5,454
Insurance premiums                                                       3,063
Miscellaneous                                                            2,887
 Total expenses                                                      1,005,235
Waiver of investment advisory fee                                     (119,268)
 Net expenses                                                                       885,967
   Net investment income                                                         $6,876,836

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                     Riggs U.S. Treasury Money Market Fund

                                                                                              Year Ended April 30,
                                                                                              1998            1997
Increase (Decrease) in Net Assets:
OperationsN
Net investment income                                                                    $   6,876,836   $   6,367,255
Distributions to ShareholdersN
Distributions from net investment income                                                    (6,876,836)     (6,367,255)
Share TransactionsN
Proceeds from sale of shares                                                               277,959,898     449,279,619
Net asset value of shares issued to shareholders in payment of distributions declared        1,500,215         860,699
Cost of shares redeemed                                                                   (303,046,901)   (416,232,679)
 Change in net assets resulting from share transactions                                    (23,586,788)     33,907,639
   Change in net assets                                                                    (23,586,788)     33,907,639
Net Assets:
Beginning of period                                                                        141,011,281     107,103,642
End of period                                                                            $ 117,424,493   $ 141,011,281

(See Notes which are an integral part of the Financial Statements)



                              FINANCIAL HIGHLIGHTS

                     Riggs U.S. Treasury Money Market Fund

                                 Class Y Shares

(For a share outstanding throughout each period)
                                                                    Year Ended April 30,
                                                      1998       1997       1996       1995      1994
Net asset value, beginning of period                $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
Income from net investment operations
 Net investment income                                  0.05       0.05       0.05      0.04       0.03
Less distributions
 Distributions from net investment income              (0.05)     (0.05)     (0.05)    (0.04)     (0.03)
 Net asset value, end of period                     $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
Total return (a)                                        5.00%      4.83%      5.28%     4.39%      2.64%
Ratios to average net assets
 Expenses                                               0.63%      0.57%      0.60%     0.60%      0.56%
 Net investment income                                  4.88%      4.74%      5.17%     4.33%      2.61%
 Expense reimbursement/waiver (b)                       0.08%      0.13%      0.18%     0.20%      0.16%
Supplemental data
 Net assets, end of period (000 omitted)            $117,424   $141,011   $107,104   $81,089   $106,948

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)


                            PORTFOLIO OF INVESTMENTS

                         Riggs Prime Money Market Fund

                                 April 30, 1998

                                               Principal
                                                 Amount                             Value
Commercial PaperN5.6%
                          FinanceN3.8%
      $12,000,000         Associates Corp. of North America, 5.553%, 5/13/1998   $11,977,960
                          Producer ManufacturingN1.8%
      6,000,000           General Electric Co., 5.578%, 6/11/1998                  5,962,348
                                Total Commercial Paper                            17,940,308
Corporate BondsN23.0%
                          BankingN1.2%
      3,725,000           First USA Bank, 5.750%, 1/15/1999                        3,720,858
                          Consumer Non-DurablesN2.0%
      3,900,000           PepsiCo, Inc., 5.800%, 8/31/1998                         3,897,635
      1,000,000           PepsiCo, Inc., 7.625%, 11/1/1998                         1,008,915
      1,558,000           PepsiCo, Inc., 7.750%, 10/1/1998                         1,571,679
                                Total                                              6,478,229
                          FinanceN17.2%
      5,000,000           American General Finance Corp., 6.390%, 6/15/1998        5,005,112
      15,575,000          Fleet Financial Group, Inc., 6.000%, 10/26/1998         15,594,290
      5,000,000           Ford Capital BV, 9.000%, 8/15/1998                       5,047,050
      3,000,000           Ford Capital BV, 9.125%, 5/1/1998                        3,000,000
      4,200,000           Merrill Lynch & Co., Inc., 9.000%, 5/1/1998              4,200,000
      1,465,000           NationsBank Corp., 5.125%, 9/15/1998                     1,461,105
      5,000,000           NationsBank Corp., 8.500%, 3/1/1999                      5,118,036
      5,250,000           Norwest Corp., 5.750%, 11/16/1998                        5,248,960
      1,500,000           Sears Overseas Financial, 5.695%, 7/12/1998              1,483,069
      3,700,000           Sears Roebuck Acceptance Corp., 5.600%, 11/16/1998       3,698,613
      5,000,000           Sears Roebuck Acceptance Corp., 6.110%, 10/26/1998       5,009,826
                                Total                                             54,866,061
                          Finance - AutomotiveN1.2%
      1,000,000           Chrysler Financial Corp., 5.375%, 10/15/1998               999,021
      1,500,000           Ford Motor Credit Corp., 5.625%, 1/15/1999               1,497,805
      750,000             Ford Motor Credit Corp., 8.000%, 1/15/1999                 762,157
      480,000             General Motors Acceptance Corp., 7.750%, 1/15/1999         487,085
                                Total                                              3,746,068
                          Finance - EquipmentN0.3%
      1,015,000           General Electric Capital Corp., 6.125%, 3/4/1999         1,017,386
                          Retail TradeN1.1%
      3,305,000           Sears, Roebuck & Co., 8.450%, 11/1/1998                  3,348,772
                                Total Corporate Bonds                             73,177,374

Corporate NotesN34.8%
                    BankingN3.1%
      10,000,000    American Express Centurion Bank, DE, 5.616%, 9/25/1998   10,000,000
                    FinanceN19.4%
      500,000       Associates Corp. of North America, 5.250%, 9/1/1998         499,168
      1,000,000     Associates Corp. of North America, 5.290%, 11/2/1998        997,742

                         Riggs Prime Money Market Fund

Principal
 Amount                                                                                                                   Value
Corporate Notes-continued
                       FinanceNcontinued
          $ 3,050,000  Associates Corp. of North America, 7.250%, 5/15/1998                                      $ 3,051,918
            3,000,000  Avco Financial Services, Inc., 5.500%, 5/1/1998                                             3,000,000
           15,000,000  Bear Stearns Cos., Inc., 5.658%, 9/3/1998                                                  15,000,000
              750,000  CIT Group Holdings, Inc., 5.700%, 12/15/1998                                                  750,392
            6,175,000  CIT Group Holdings, Inc., 5.875%, 11/9/1998                                                 6,172,444
            1,550,000  CIT Group Holdings, Inc., 6.125%, 9/1/1998                                                  1,550,966
            1,500,000  Deutsche Bank Financial, Inc., 6.375%, 12/23/1998                                           1,504,650
            1,000,000  Ford Motor Credit Corp., 9.250%, 6/15/1998                                                  1,003,801
            7,000,000  HFC, Ltd., 6.000%, 6/30/1998                                                                7,001,584
            1,000,000  Household Finance Corp., 6.890%, 5/11/1998                                                  1,000,175
            3,210,000  Household International, Inc., (Guaranteed by Household International, Inc.),
                       5.250%, 10/15/1998                                                                          3,204,818
           10,000,000  Merrill Lynch & Co., Inc., 5.606%, 7/28/1998                                               10,000,000
            7,000,000  PHH Corp., 5.990%, 8/18/1998                                                                7,002,124
                            Total                                                                                 61,739,782
                       Finance - AutomotiveN4.7%
            2,000,000  Chrysler Financial Corp., 6.240%, 11/2/1998                                                 2,006,176
              500,000  Chrysler Financial Corp., 6.300%, 6/23/1998                                                   500,272
            2,500,000  Chrysler Financial Corp., 6.570%, 10/5/1998                                                 2,509,904
            2,000,000  Chrysler Financial Corp., 7.290%, 7/7/1998                                                  2,004,948
            2,000,000  General Motors Acceptance Corp., 5.700%, 9/2/1998                                           2,000,375
            4,000,000  General Motors Acceptance Corp., 6.300%, 6/4/1998                                           4,001,394
            1,000,000  General Motors Acceptance Corp., 6.450%, 6/24/1998                                          1,000,807
            1,000,000  General Motors Acceptance Corp., 6.500%, 6/4/1998                                           1,000,335
                            Total                                                                                 15,024,211
                       Finance - EquipmentN7.6%
            4,953,000  General Electric Capital Corp., 6.125%, 8/18/1998                                           4,956,171
            1,000,000  International Lease Finance Corp., 5.200%, 9/15/1998                                          997,427
              500,000  International Lease Finance Corp., 5.750%, 1/15/1999                                          499,342
            2,000,000  International Lease Finance Corp., 6.120%, 8/7/1998                                         2,001,960
            8,300,000  International Lease Finance Corp., 8.000%, 2/16/1999                                        8,451,642
            2,115,000  International Lease Finance Corp., 8.350%, 10/1/1998                                        2,134,991
            5,000,000  International Lease Finance Corp., 9.880%, 12/15/1998                                       5,130,592
                             Total  24,172,125
Total Corporate Notes  110,936,118

  (a) Government Agencies-13.1%
                                 Federal Farm Credit Bank-0.1%
      500,000                    5.430%, 11/16/1998                                 484,992
                                 Federal Home Loan Bank-6.3%
      20,000,000                 5.508%, 4/1/1999                                19,988,068
                                 Federal National Mortgage Association-0.4%
      1,250,000                  5.253%, 5/25/1999                                1,248,737
                                 Student Loan Marketing Association-6.3%
      20,100,000                 5.263% - 5.333%, 9/28/1998 - 3/7/2001           20,077,921
                                     Total Government Agencies                   41,799,718

                         Riggs Prime Money Market Fund

                                    Principal
                                                                        Amount                                              Value
(a) Notes - Variable-20.7%
                                Asset-Backed Securities-3.1%
      $10,000,000               Asset Backed Security Investment Trust, 5.688%, 5/13/1998                                $10,000,000
                                BankingN4.1%
      13,000,000                U.S. Bank, NA, Minneapolis, 5.526%, 5/18/1998                                             12,995,183
                                FinanceN10.4%
      15,000,000                Bankers Trust Co., New York, 5.648%, 6/1/1998                                             14,997,435
      2,000,000                 Bear Stearns Cos., Inc., (Series B), 5.710%, 5/11/1998                                     2,000,597
      10,000,000                Morgan Stanley, Dean Witter & Co., 5.788%, 6/13/1998                                      10,000,000
      6,000,000                 PHH Corp., 5.646%, 5/26/1998                                                               5,999,998
                                    Total                                                                                 32,998,030
                                Finance - InsuranceN3.1%
      10,000,000                Allstate Life Insurance Co., GIC, 5.816%, 5/1/1998                                        10,000,000
                                    Total Notes - Variable                                                                65,993,213
(b) Repurchase Agreements-1.9%
      1,982,000                 Dean Witter Reynolds, Inc., 5.470%, dated 4/30/1998, due 5/1/1998                          1,982,000
      1,982,000                 Donaldson, Lufkin and Jenrette Securities Corp., 5.500%, dated 4/30/1998, due 5/1/1998     1,982,000
      1,982,000                 Prudential Securities, Inc., 5.470%, dated 4/30/1998, due 5/1/1998                         1,982,000
                                     Total Repurchase Agreements     5,946,000
                                     Total Investments (at amortized cost)(c)                                           $315,792,731

(a) Current rate and next reset date shown.
(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($318,630,060) at April 30, 1998.

The following acronym is used throughout this portfolio:

GIC -- Guaranteed Investment Contract

(See Notes which are an integral part of the Financial Statements)


                      STATEMENT OF ASSETS AND LIABILITIES

                         Riggs Prime Money Market Fund

                                 April 30, 1998

Assets:
Total investments in securities, at amortized cost and value                                $315,792,731
Cash                                                                                             116,371
Income receivable                                                                              3,788,281
Receivable for shares sold                                                                        28,063
 Total assets                                                                                319,725,446
Liabilities:
Payable for shares redeemed                                           $     31,406
Income distribution payable                                              1,011,687
Accrued expenses                                                            52,293
Total liabilities                                                                             1,095,386
Net Assets for 318,934,074 shares outstanding                                              $318,630,060
Net Assets Consist of:
Paid in capital                                                                            $318,937,478
Undistributed net investment income                                                             578,296
Accumulated net realized loss on investments                                                   (885,714)
 Total Net Assets                                                                          $318,630,060
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class Y Shares:
$318,121,889 \ 318,425,913 shares outstanding                                                     $1.00
Class R Shares:
$508,171 \ 508,161 shares outstanding                                                             $1.00

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                         Riggs Prime Money Market Fund

                           Year Ended April 30, 1998

Investment Income:
Interest                                                                         $20,504,537
Expenses:
Investment advisory fee                                     $ 1,803,267
Administrative personnel and services fee                       478,888
Custodian fees                                                   30,761
Transfer and dividend disbursing agent fees and expenses         73,806
Trustees' fees                                                    2,504
Auditing fees                                                    14,940
Legal fees                                                        1,321
Portfolio accounting fees                                        56,563
Distribution services feeNClass R Shares                         30,652
Share registration costs                                         18,099
Printing and postage                                              8,336
Insurance premiums                                                4,516
Miscellaneous                                                     8,606
 Total expenses                                               2,532,259
Waivers and reimbursementsN
 Waiver of investment advisory fee                          $  (409,724)
 Waiver of distribution services feeNClass R Shares              (1,307)
   Total waivers                                               (411,031)
     Net expenses                                                                  2,121,228
      Net investment income                                                       18,383,309
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments                                                     (15,106)
 Change in net assets resulting from operations                                  $18,368,203

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                         Riggs Prime Money Market Fund

                                                                                                        Year Ended April 30,
                                                                                                       1998              1997
Increase (Decrease) in Net Assets:
OperationsN
Net investment income                                                                            $    18,383,309   $    19,498,561
Net realized (loss)/gain on investments ($4,102 and $14,610 net loss, respectively,
as computed for federal tax purposes)                                                                    (15,106)            2,503
 Change in net assets resulting from operations                                                       18,368,203        19,501,064
Distributions to ShareholdersN
Distributions from net investment income
 Class Y Shares                                                                                      (18,106,563)      (19,005,740)
 Class R Shares                                                                                         (276,746)         (495,896)
   Change in net assets resulting from distributions to shareholders                                 (18,383,309)      (19,501,636)
Share TransactionsN
Proceeds from sale of shares                                                                       1,668,483,944     1,493,105,503
Net asset value of shares issued to shareholders in payment of distributions declared                  6,222,769         6,512,524
Cost of shares redeemed                                                                           (1,754,361,234)   (1,469,070,241)
 Change in net assets resulting from share transactions                                              (79,654,521)       30,547,786
   Change in net assets                                                                              (79,669,627)       30,547,214
Net Assets:
Beginning of period                                                                                  398,299,687       367,752,473
End of period (including undistributed net investment income of $578,296 and $578,296,
 respectively)                                                                                   $   318,630,060   $   398,299,687

(See Notes which are an integral part of the Financial Statements)



                              FINANCIAL HIGHLIGHTS

                         Riggs Prime Money Market Fund

                   Class Y Shares (formerly, Class A Shares)

(For a share outstanding throughout each period)
                                                                      Year Ended April 30,
                                                      1998       1997       1996         1995        1994
Net asset value, beginning of period                $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
Income from investment operations
 Net investment income                                  0.05       0.05       0.05      0.047          0.03
 Net realized loss on investments                       --          --          --     (0.003)          --
 Total from investment operations                       0.05       0.05       0.05      0.044          0.03
Less distributions
 Distributions from net investment income              (0.05)     (0.05)     (0.05)    (0.047)        (0.03)
Capital contribution                                    --          --          --      0.003           --
Net asset value, end of period                      $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
Total return (a)                                        5.22%      5.09%      5.50%      4.84%(b)      3.08%
Ratios to average net assets
 Expenses                                               0.58%      0.51%      0.51%      0.44%         0.43%
 Net investment income                                  5.11%      5.00%      5.26%      4.72%         3.02%
 Expense reimbursement/waiver (c)                       0.11%      0.17%      0.19%      0.24%         0.28%
Supplemental data
 Net assets, end of period (000 omitted)            $318,122   $372,037   $367,742   $284,059      $334,765

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)


                              FINANCIAL HIGHLIGHTS

                         Riggs Prime Money Market Fund

                   Class R Shares (formerly, Class B Shares)

(For a share outstanding throughout each period)
                                                                  Year Ended April 30,
                                                                 1998        1997     1996(a)
Net asset value, beginning of period                              $ 1.00   $  1.00   $  1.00
Income from investment operations
 Net investment income                                              0.05      0.05      0.02
Less distributions
 Distributions from net investment income                          (0.05)    (0.05)    (0.02)
Net asset value, end of period                                    $ 1.00   $  1.00   $  1.00
Total return (b)                                                    4.92%     4.57%     0.74%
Ratios to average net assets
 Expenses                                                           1.00%     1.01%   1.07%*
 Net investment income                                              4.51%     4.58%   4.58%*
 Expense reimbursement/waiver (c)                                   0.18%     0.17%   0.19%*
Supplemental data
Net assets, end of period (000 omitted)                           $  508   $26,263   $    10

 * Computed on an annualized basis.
 (a) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)


                            PORTFOLIO OF INVESTMENTS

                     Riggs U.S. Government Securities Fund

                      (formerly, RIMCO MONUMENT BOND FUND)

                                 APRIL 30, 1998

                                                                        Principal
                                                                          Amount                                        Value
Corporate BondsN2.9%
                                  FinanceN2.9%
      $1,000,000                  EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004                    $   995,530
                                        Total Corporate Bonds (identified cost $999,844)                                 995,530
Government AgenciesN35.2%
                                  Federal Home Loan Mortgage CorporationN2.7%
      620,000                     6.79%, 5/24/2001                                                                       626,336
      321,237                     6.75%, 1/15/2018                                                                       321,324
                                        Total                                                                            947,660
                                  Federal National Mortgage AssociationN9.7%
      1,000,000                   8.50%, 2/1/2005                                                                      1,042,510
      1,253,538                   7.50%, 6/1/2012                                                                      1,289,578
      669,382                     9.50%, 6/25/2018                                                                       718,822
      261,639                     9.50%, 7/25/2019                                                                       284,276
                                        Total                                                                          3,335,186
                                  Government National Mortgage AssociationN22.8%
      2,892,230                   7.50%, 10/15/2027                                                                    2,972,663
      2,284,044                   8.00%, 10/15/2027                                                                    2,370,404
      2,512,801                   7.00%, 8/15/2027                                                                     2,544,990
                                        Total                                                                          7,888,057
                                        Total Government Agencies (identified cost $12,112,769)                       12,170,903
U.S. Treasury ObligationsN59.8%
                                  U.S. Treasury BondsN17.3%
      2,771,000                   6.25%, 8/15/2023                                                                     2,850,251
      2,950,000                   6.50%, 11/15/2026                                                                    3,143,078
                                        Total                                                                          5,993,329
                                  U.S. Treasury Notes N42.5%
      10,300,000                  5.50%, 3/31/2003                                                                    10,235,728
      2,400,000                   5.75%, 10/31/2002                                                                    2,406,048
      720,000                     6.125%, 8/15/2007                                                                      739,476
      1,249,000                   6.50%, 5/15/2005                                                                     1,303,755
                                        Total                                                                         14,685,007
                                        Total U.S. Treasury Obligations (identified cost $20,523,430)                 20,678,336
(a) Repurchase AgreementsN2.8%
      975,000                     Donaldson, Lufkin and Jenrette Securities Corp., 5.50%,
                                  dated 4/30/1998, due 5/1/1998 (at amortized cost)                                      975,000
                                        Total Investments (identified cost $34,611,043)(b)                           $34,819,769

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(b) The cost of investments for federal tax purposes amounts to $34,625,645. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $194,124 which is comprised of $281,103 appreciation and $86,979 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($34,552,696) at April 30, 1998.

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                     Riggs U.S. Government Securities Fund

                      (formerly, RIMCO MONUMENT BOND FUND)

                                 APRIL 30, 1998

Assets:
Total investments in securities, at value (identified cost $34,611,043 and tax cost $34,625,645)    $34,819,769
Cash                                                                                                        330
Income receivable                                                                                       326,531
Receivable for shares sold                                                                               92,501
 Total assets                                                                                        35,239,131
Liabilities:
Payable for investments purchased                                                                   $   501,972
Payable for shares redeemed                                                                              25,426
Income distribution payable                                                                             149,343
Accrued expenses                                                                                          9,694
Total liabilities                                                                                       686,435
Net Assets for 3,536,121 shares outstanding                                                         $34,552,696
Net Assets Consist of:
Paid in capital                                                                                     $37,057,589
Net unrealized appreciation of investments                                                              208,726
Accumulated net realized loss on investments                                                         (2,713,619)
 Total Net Assets                                                                                   $34,552,696
Net Asset Value and Redemption Proceeds Per Share:
($34,552,696 O 3,536,121 shares outstanding)                                                              $9.77
Offering Price Per Share (100/95.25 of $9.77)*                                                           $10.26
*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                     Riggs U.S. Government Securities Fund

                      (formerly, RIMCO MONUMENT BOND FUND)

                           YEAR ENDED APRIL 30, 1998

Investment Income:
Interest                                                              $2,200,204
Expenses:
Investment advisory fee                                               $  246,668
Administrative personnel and services fee                                 48,888
Custodian fees                                                             2,796
Transfer and dividend disbursing agent fees and expenses                  30,436
Trustees' fees                                                             1,102
Auditing fees                                                             15,040
Legal fees                                                                 3,001
Portfolio accounting fees                                                 28,622
Share registration costs                                                  10,678
Printing and postage                                                       5,094
Insurance premiums                                                         2,250
Miscellaneous                                                              5,165
 Total expenses                                                          399,740
Waiver of investment advisory fee                                       (131,556)
 Net expenses                                                            268,184
   Net investment income                                               1,932,020
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                         933,219
Net change in unrealized appreciation of investments                     349,287
Net realized and unrealized gain on investments                        1,282,506
   Change in net assets resulting from operations                     $3,214,526
(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                     Riggs U.S. Government Securities Fund

                      (formerly, RIMCO MONUMENT BOND FUND)

                                                                                                       Year Ended April 30,
                                                                                                       1998           1997
Increase (Decrease) in Net Assets:
OperationsN
Net investment income                                                                              $  1,932,020   $  2,165,890
Net realized gain (loss) on investments ($843,130 net gain and $349,287 net loss, respectively,
as computed for federal tax purposes)                                                                   933,219       (526,090)
Net change in unrealized appreciation/depreciation of investments                                       349,287         72,263
 Change in net assets resulting from operations                                                       3,214,526      1,712,063
Distributions to ShareholdersN
Distributions from net investment income                                                             (1,973,265)    (2,124,645)
Share TransactionsN
Proceeds from sale of shares                                                                         12,504,323      6,128,321
Net asset value of shares issued to shareholders in payment of distributions declared                   348,824        345,771
Cost of shares redeemed                                                                             (11,370,863)   (25,150,919)
 Change in net assets resulting from share transactions                                               1,482,284    (18,676,827)
   Change in net assets                                                                               2,723,545    (19,089,409)
Net Assets:
Beginning of period                                                                                  31,829,151     50,918,560
End of period (including undistributed net investment income of
$0 and $41,245, respectively)                                                                      $ 34,552,696   $ 31,829,151

(See Notes which are an integral part of the Financial Statements)


                              FINANCIAL HIGHLIGHTS

                     Riggs U.S. Government Securities Fund

                      (formerly, RIMCO Monument Bond Fund)

                                 Class R Shares

(For a share outstanding throughout each period)
                                                                         Year Ended April 30,
                                                             1998      1997      1996      1995      1994
Net asset value, beginning of period                       $  9.41   $  9.47   $  9.35   $  9.46   $ 10.40
Income from investment operations
 Net investment income                                        0.56      0.60      0.59      0.56      0.53
 Net realized and unrealized gain (loss) on investments       0.37     (0.07)     0.12     (0.11)    (0.38)
 Total from investment operations                             0.93      0.53      0.71      0.45      0.15
Less distributions
 Distributions from net investment income                    (0.57)    (0.59)    (0.59)    (0.56)    (0.53)
 Distributions from net realized gain                            N         N         N         N     (0.56)
 Total distributions                                         (0.57)    (0.59)    (0.59)    (0.56)    (1.09)
Net asset value, end of period                             $  9.77   $  9.41   $  9.47   $  9.35   $  9.46
 Total return (a)                                            10.14%     5.79%     7.60%     5.01%     1.10%
Ratios to average net assets
 Expenses                                                     0.82%     0.87%     0.80%     0.80%     0.68%
 Net investment income                                        5.87%     6.36%     6.04%     6.06%     5.15%
 Expense reimbursement/waiver (b)                             0.40%     0.40%     0.40%     0.40%     0.48%
Supplemental data
 Net assets, end of period (000 omitted)                   $34,521   $31,829   $50,919   $46,820   $47,552
 Portfolio turnover                                            175%      171%      128%      262%      344%

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                            PORTFOLIO OF INVESTMENTS

                                Riggs Stock Fund

                                 April 30, 1998

                              Shares                      Value
                              Common StocksN96.5%
              Basic MaterialsN4.4%
      31,255  Nucor Corporation                         $1,873,347
      42,315  USX-U.S. Steel Group, Inc.                 1,655,574
      28,530  Weyerhaeuser Co.                           1,644,041
       Total  5,172,962
              Capital GoodsN8.1%
      35,155  Ingersoll-Rand Co.                         1,619,327
      27,380  Sundstrand Corp.                           1,890,931
      26,535  TRW, Inc.                                  1,401,380
      15,175  Textron, Inc.                              1,187,444
      20,740  United Technologies Corp.                  2,041,594
      51,485  U.S. Industries, Inc.                      1,396,531
       Total  9,537,207
              Consumer Non-DurablesN9.0%
      50,935  Fort James Corp.                           2,527,649
      47,080  Philip Morris Cos., Inc.                   1,756,673
      30,270  Quaker Oats Co.                            1,574,040
      35,655  R.J.R. Nabisco, Inc., Class A              1,704,755
      15,395  RJR Nabisco Holdings Corp.                   428,173
      33,845  Unilever N.V., ADR                         2,525,683
       Total  10,516,973
              Consumer ServicesN6.0%
      39,155  (a) AccuStaff, Inc.                        1,404,686
      56,110  (a) Cendant Corp.                          1,402,750
      37,340  Cracker Barrel Old Country Store           1,372,245
      51,740  Hilton Hotels Corp.                        1,652,446
      17,145  Tribune Co.                                1,131,570
       Total  6,963,697
              Electronic TechnologyN14.1%
      64,020  (a) Bay Networks, Inc.                     1,500,469
      17,830  (a) Cisco Systems, Inc.                    1,306,048
      21,865  Compaq Computer Corp.                        613,587
      30,025  (a) EMC Corp. Mass                         1,384,903
      26,445  Intel Corp.                                2,137,087
      20,575  International Business Machines Corp.      2,384,128
      21,935  Philips Electronics N.V., ADR              1,974,150
      31,410  (a) Storage Technology Corp.               2,652,182
      23,055  Xerox Corp.                                2,616,743
       Total  16,569,297

              EnergyN10.8%
      13,315  British Petroleum Co. PLC, ADR     1,258,268
      26,245  Coastal Corp.                      1,874,877
      39,925  Halliburton Co.                    2,195,875
      28,050  Mobil Corp.                        2,215,950

                                Riggs Stock Fund

                               Shares                       Value
                             Common StocksNcontinued
              EnergyNcontinued
      19,485  Schlumberger Ltd.                           $1,614,819
      37,040  Texaco, Inc.                                 2,277,960
      31,250  USX Corp.                                    1,119,141
       Total  12,556,890
              FinancialN13.6%
      30,585  Ahmanson (H.F.) & Co.                        2,332,106
      24,210  American Express Co.                         2,469,420
      14,800  BankAmerica Corp.                            1,258,000
      17,055  BankBoston Corp.                             1,840,874
       4,635  Bankers Trust New York Corp.                   598,494
      40,170  First Union Corp.                            2,425,264
      10,660  Hartford Financial Services Group, Inc.      1,180,595
      48,210  Provident Cos., Inc.                         1,883,203
      46,260  SLM Holding Corp.                            1,974,724
       Total  15,962,680
              HealthcareN6.1%
      59,190  Columbia/HCA Healthcare Corp.                1,949,571
      66,645  (a) Humana, Inc.                             1,799,415
      18,570  Merck & Co., Inc.                            2,237,685
      41,319  (a) Vencor, Inc.                             1,120,778
       Total  7,107,449
              Industrial ServicesN2.3%
      24,695  Fluor Corp.                                  1,166,839
      13,590  Laidlaw, Inc.                                  189,411
      27,915  (a) USA Waste Services, Inc.                 1,369,580
       Total  2,725,830
              Retail TradeN8.0%
      43,165  American Stores Co.                          1,035,960
      61,280  (a) Office Depot, Inc.                       2,029,900
      65,200  (a) Safeway, Inc.                            2,493,900
      23,045  Sears, Roebuck & Co.                         1,366,857
      55,485  TJX Cos., Inc.                               2,455,211
       Total  9,381,828
              TechnologyN0.5%
      10,095  Computer Associates International, Inc.        591,188
              TransportationN4.4%
       8,285  (a) AMR Corp.                                1,262,427

      14,135  Delta Air Lines, Inc.         1,643,194
      25,730  (a) UAL Corp.                 2,243,334
       Total  5,148,955
              UtilitiesN9.2%
      33,990  AT&T Corp.                    2,041,524
      22,940  Ameritech Corp.                 976,384
      20,305  Columbia Gas System, Inc.     1,649,781

                                Riggs Stock Fund

      38,400                       Edison International                                                                    1,144,800
      17,980                       FPL Group, Inc.                                                                         1,115,883
             Shares                                                                                                         Value
                                   Common StocksNcontinued
                                   UtilitiesNcontinued
      37,775                       GPU, Inc.                                                                              $1,496,833
      19,405                       GTE Corp.                                                                               1,133,980
      28,510                       SBC Communications, Inc.                                                                1,181,382
                                        Total                                                                             10,740,567
                                        Total Common Stocks (identified cost $85,378,589)                                112,975,523
(b) Repurchase AgreementsN3.5%
      4,129,000                    Donaldson, Lufkin and Jenrette Securities Corp., 5.50%,
                                   dated 4/30/1998, due 5/1/1998                                                           4,129,000
                                        Total Investments (identified cost $89,507,589 )(c)                             $117,104,523

 (a) Non-income producing security.
 (b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
 (c) The cost of investments for federal tax purposes amounts to $89,668,415. The net unrealized appreciation of investments on a federal tax basis amounts to $27,436,108 which is comprised of $28,477,060 appreciation and $1,040,952 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($117,115,334) at April 30, 1998.

The following acronyms are used throughout this portfolio:

ADR - American Depository Receipt
PLC - Public Limited Company

(See Notes which are an integral part of the Financial Statements)


                      STATEMENT OF ASSETS AND LIABILITIES

                                Riggs Stock Fund

                                 April 30, 1998

Assets:
Total investments in securities, at value (identified cost $89,507,589 and tax cost $89,668,415)    $117,104,523
Cash                                                                                                       1,972
Income receivable                                                                                         85,857
Receivable for shares sold                                                                                27,127
 Total assets                                                                                        117,219,479
Liabilities:
Payable for shares redeemed                                                                         $     85,318
Accrued expenses                                                                                          18,827
 Total liabilities                                                                                       104,145
Net Assets for 7,069,524 shares outstanding                                                         $117,115,334
Net Assets Consist of:
Paid in capital                                                                                     $ 79,468,358
Net unrealized appreciation of investments                                                            27,596,934
Accumulated net realized gain on investments                                                           9,970,370
Undistributed net investment income                                                                       79,672
 Total Net Assets                                                                                   $117,115,334
Net Asset Value and Redemption Proceeds Per Share:
($117,115,334 O 7,069,524 shares outstanding)                                                             $16.57
Offering Price Per Share (100/94.25 of $16.57)*                                                           $17.58
* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)



                            STATEMENT OF OPERATIONS

                                Riggs Stock Fund

                           Year Ended April 30, 1998

Investment Income:
Dividends                                                   $ 1,471,790
Interest                                                        172,126
 Total income                                                 1,643,916
 Expenses:
Investment advisory fee                                     $   790,694
Administrative personnel and services fee                       139,892
Custodian fees                                                    8,811
Transfer and dividend disbursing agent fees and expenses         40,643
Trustees' fees                                                    2,190
Auditing fees                                                    15,159
Legal fees                                                        2,660
Portfolio accounting fees                                        30,674
Share registration costs                                         14,835
Printing and postage                                              5,646
Insurance premiums                                                3,285
Miscellaneous                                                     4,028
 Total expenses                                               1,058,517
Waiver of investment advisory fee                               (78,554)
 Net expenses                                                   979,963
   Net investment income                                        663,953
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                             23,430,065
Net change in unrealized appreciation of investments         10,177,213
 Net realized and unrealized gain on investments             33,607,278
   Change in net assets resulting from operations           $34,271,231

(See Notes which are an integral part of the Financial Statements)



                       STATEMENT OF CHANGES IN NET ASSETS

                                Riggs Stock Fund

                                                                                                          Year Ended April 30,
                                                                                                          1998           1997
Increase (Decrease) in Net Assets:
OperationsN
Net investment income                                                                                 $    663,953   $  1,050,292
Net realized gain on investments ($23,589,130 and $13,717,613, respectively,
as computed for federal tax purposes)                                                                   23,430,065     13,715,852
Net change in unrealized appreciation/depreciation                                                      10,177,213     (2,163,305)
 Change in net assets resulting from operations                                                         34,271,231     12,602,839
Distributions to ShareholdersN
Distributions from net investment income                                                                  (683,221)    (1,013,053)
Distributions from net realized gains                                                                  (23,035,017)   (13,232,044)
 Change in net assets resulting from distributions to shareholders                                     (23,718,238)   (14,245,097)
Share TransactionsN
Proceeds from sale of shares                                                                            36,671,637     23,284,614
Net asset value of shares issued to shareholders in payment of distributions declared                    7,420,981      4,358,886
Cost of shares redeemed                                                                                (26,672,024)   (21,656,846)
 Change in net assets resulting from share transactions                                                 17,420,594      5,986,654
   Change in net assets                                                                                 27,973,587      4,344,396
Net Assets:
Beginning of period                                                                                     89,141,747     84,797,351
End of period (including undistributed net investment income of $79,672 and $98,940, respectively)    $117,115,334   $ 89,141,747

(See Notes which are an integral part of the Financial Statements)



                              FINANCIAL HIGHLIGHTS

                                Riggs Stock Fund

                                 Class R Shares

(For a share outstanding throughout each period)
                                                                  Year Ended April 30,
                                                      1998       1997      1996      1995      1994
Net asset value, beginning of period                $  15.41   $ 15.84   $ 12.69   $ 11.89   $ 10.46
Income from investment operations
 Net investment income                                  0.11      0.20      0.18      0.20      0.16
 Net realized and unrealized gain on investments        5.20      2.28      4.00      1.39      1.44
 Total from investment operations                       5.31      2.48      4.18      1.59      1.60
Less distributions
 Distributions from net investment income              (0.11)    (0.20)    (0.18)    (0.19)    (0.16)
 Distributions from net realized gain                  (4.04)    (2.71)    (0.85)    (0.60)    (0.01)
 Total distributions                                   (4.15)    (2.91)    (1.03)    (0.79)    (0.17)
Net asset value, end of period                      $  16.57   $ 15.41   $ 15.84   $ 12.69   $ 11.89
Total return (a)                                       39.68%    16.34%    33.73%    14.16%    15.28%
Ratios to average net assets
 Expenses                                               0.93%     0.91%     0.96%     0.98%     1.00%
 Net investment income                                  0.63%     1.26%     1.26%     1.66%     1.36%
 Expense reimbursement/waiver (b)                       0.07%     0.12%     0.12%     0.14%     0.20%
Supplemental data
 Net assets, end of period (000 omitted)            $117,115   $89,142   $84,797   $66,019   $58,597
 Average commission rate paid (c)                   $ 0.0668   $0.0619   $0.0687         N         N
 Portfolio turnover                                       94%       75%       81%       46%       89%

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)



                            PORTFOLIO OF INVESTMENTS

                         Riggs Small Company Stock Fund

          (formerly, RIMCO Monument Small Capitalization Equity Fund)

                                 April 30, 1998

                               Shares                       Value
                               Common StocksN91.9%
              Basic Materials N4.2%
      27,665  Calgon Carbon Corp.                         $  335,438
      39,620  (a) JLM Industries, Inc.                       445,725
       7,615  Medusa Corp.                                   468,323
      18,700  (a) Quaker Fabric Corp.                        535,288
      29,400  (a) Synthetic Industries, Inc.                 672,525
       Total  2,457,299
              Capital GoodsN7.6%
      51,275  (a) Group Maintenance America Corp.            826,809
      41,820  (a) ITEQ, Inc.                                 533,205
       9,630  Kuhlman Corp.                                  471,870
      44,557  (a) Middleby Corp.                             356,456
      42,130  (a) Trident International, Inc.                726,743
      17,925  (a) Zebra Technologies Co., Class A            694,594
      18,652  Zurn Industries, Inc.                          804,368
       Total  4,414,045
              Consumer Non-DurablesN3.7%
      22,775  Flowers Industries, Inc.                       486,816
      41,550  (a) Ralcorp Holdings, Inc.                     825,806
      14,225  (a) Suiza Foods Corp.                          842,831
       Total  2,155,453
              Consumer ServicesN9.0%
      18,280  (a) Budget Group, Inc., Class A                612,380
      22,400  (a) Metamor Worldwide, Inc.                    856,800
      32,585  (a) Performance Food Group Co.                 659,846
      30,630  (a) ScanSource, Inc.                           620,258
      17,883  (a) Travel Services International, Inc.        659,436
       9,870  (a) United Stationers, Inc.                    623,044
      28,670  (a) VDI Media                                  523,228
      17,060  (a) Valassis Communication, Inc.               669,605
Total                                                      5,224,597
              Electronic TechnologyN6.6%
      27,230  (a) ATMI, Inc.                                 759,036
      28,705  (a) DSP Group, Inc.                            606,393
      10,000  (a) Etec Systems, Inc.                         567,500
      37,425  (a) Nimbus CD International, Inc.              399,980
      18,410  (a) Sawtek, Inc.                               559,204
      27,615  (a) STB Systems, Inc.                          395,240

      44,816  (a) Telco System, Inc.          526,588
       Total  3,813,941
              EnergyN8.2%
      27,525  (a) Gulfmark Offshore, Inc.     853,275
      13,815  (a) Key Energy Group, Inc.      258,168
      51,035  (a) Miller Exploration Co.      421,039

                         Riggs Small Company Stock Fund

          (formerly, RIMCO Monument Small Capitalization Equity Fund)

                                        Shares                                Value
                                      Common StocksNcontinued
                                   EnergyNcontinued
      30,290  (a) National-Oilwell, Inc.                                   $ 1,149,127
      42,825  (a) Newpark Resources, Inc.                                    1,030,477
      43,740  (a) Patterson Energy Inc.                                        612,360
      22,786  (a) Swift Energy Co.                                             454,296
       Total  4,778,742
              FinancialN18.7%
      22,376  Allied Capital Corp.                                             581,776
      26,280  (a) Amresco, Inc.                                                952,650
      21,050  Apartment Investment & Management Co., Class A                   786,744
      30,380  ESG, ADR                                                         782,285
      16,160  (a) FIRSTPLUS Financial Group, Inc.                              783,760
      19,020  (a) FPIC Insurance Group, Inc.                                   656,190
      50,240  (a) Friedman, Billings, Ramsey Group, Inc., Class A              945,140
      22,015  Hubco, Inc.                                                      809,051
      43,280  (a) Imperial Credit Commercial Mortgage Investment Corp.         624,855
      31,200  John Alden Financial Corp.                                       682,500
      26,880  Peoples Bancorp, Inc.                                            288,960
      12,435  (a) Silicon Valley Bancshares                                    811,384
      26,010  Sirrom Capital Corp.                                             777,049
      12,700  Vesta Insurance Group, Inc.                                      719,138
      16,122  Weingarten Realty Investors                                      687,200
Total                                                                       10,888,682
              HealthcareN10.6%
      40,180  (a) Dental Care Alliance, Inc.                                   582,610
      15,310  Life Technologies, Inc.                                          535,850
       9,080  (a) Lincare Holdings, Inc.                                       736,615
      25,625  (a) Maxxim Medical, Inc.                                         669,453
      36,645  (a) Paragon Health Network, Inc.                                 684,803
      32,705  (a) Respironics, Inc.                                            545,765
       8,955  (a) Steris Corp.                                                 526,666
      43,875  (a) Sun Healthcare Group, Inc.                                   734,906
      22,915  (a) Trigon Healthcare, Inc.                                      696,043
      14,335  (a) United Payors & United Providers, Inc.                       444,385
Total                                                                        6,157,096
              RetailN10.3%

      25,465  (a) Finish Line, Inc., Class A         630,259
      27,930  (a) Gadzooks, Inc.                     733,163
      32,005  (a) Goody's Family Clothing, Inc.    1,584,248
      50,715  (a) Just For Feet, Inc.              1,115,730
      14,855  (a) Pacific Sunwear of California      655,477
      48,880  (a) PetSmart, Inc.                     574,340
      48,575  (a) Syms Corp.                         719,517
Total                                              6,012,734

                         Riggs Small Company Stock Fund

          (formerly, RIMCO Monument Small Capitalization Equity Fund)

                                        Technology ServicesN4.8%
      108,875                           (a) Compucom System, Inc.                                                  816,563
      29,855                            (a) Inacom Corp.                                                         1,069,175

              Shares or
              Principal
                Amount                                                                                              Value
                                        Common StocksNcontinued
                                        Technology ServicesNcontinued
      39,910                            (a) Savior Technology Group, Inc.                                         $   426,538
      46,693                            (a) The A Consulting Team, Inc.                                               493,195
                                        Total                                                                       2,805,471
                                        TransportationN7.1%
      13,525                            (a) Atlantic Coast Airlines, Inc.                                             765,008
      33,350                            Comair Holdings, Inc.                                                         910,872
      21,500                            (a) Mesaba Holdings, Inc.                                                     712,188
      20,600                            (a) Ryanair Holdings PLC, ADR                                                 790,525
      14,680                            SkyWest, Inc.                                                                 594,540
      47,124                            (a) Trailer Bridge, Inc.                                                      376,992
                                        Total                                                                       4,150,125
                                        UtilitiesN1.1%
      23,240                            UGI Corp.                                                                     644,910
                                        Total Common Stocks (identified cost $41,846,705)                          53,503,095
                                        (b) Repurchase AgreementN7.9%
      $4,587,000                        Donaldson, Lufkin and Jenrette Securities Corp., 5.50%, dated 4/30/1998,
                                        due 5/1/1998 (at amortized cost)                                            4,587,000
                                        Total Investments (identified cost $46,433,705)(c)                        $58,090,095

(a) Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(c) The cost of investments for federal tax purposes amounts to $46,592,522. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $11,497,573 which is comprised of $12,525,099 appreciation and $1,027,526 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($58,223,334) at April 30, 1998.

The following acronyms are used throughout this portfolio:

ADR - American Depository Receipt
PLC - Public Limited Company

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                         Riggs Small Company Stock Fund

          (formerly, RIMCO Monument Small Capitalization Equity Fund)

                                 April 30, 1998

Assets:
Total investments in securities, at value (identified $46,433,705 and tax cost $46,592,522)    $58,090,095
Cash                                                                                                   596
Income receivable                                                                                    2,284
Receivable for investments sold                                                                    896,938
Receivable for shares sold                                                                         295,832
Deferred organizational costs                                                                       12,304
Other assets                                                                                         2,356
 Total assets                                                                                   59,300,405
Liabilities:
Payable for investments purchased                                                              $   998,602
Payable for shares redeemed                                                                         75,965
Accrued expenses                                                                                     2,504
 Total liabilities                                                                               1,077,071
Net Assets for 3,096,418 shares outstanding                                                    $58,223,334
Net Assets Consist of:
Paid in capital                                                                                $41,300,197
Net unrealized appreciation of investments                                                      11,656,390
Accumulated net realized gain on investments                                                     5,266,747
 Total Net Assets                                                                              $58,223,334
Net Asset Value and Redemption Proceeds Per Share:
($58,223,334 O 3,096,418 shares outstanding)                                                        $18.80
Offering Price Per Share (100/94.25 of $18.80)*                                                     $19.95
* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)



                            STATEMENT OF OPERATIONS

                         Riggs Small Company Stock Fund

          (formerly, RIMCO Monument Small Capitalization Equity Fund)

                           Year Ended April 30, 1998

Investment Income:
Dividends                                                             $   212,299
Interest                                                                  142,395
 Total income                                                             354,694
Expenses:
Investment advisory fee                                               $   338,723
Administrative personnel and services fee                                  58,191
Custodian fees                                                              3,909
Transfer and dividend disbursing agent fees and expenses                   24,529
Trustees' fees                                                              2,207
Auditing fees                                                              16,307
Legal fees                                                                  1,483
Portfolio accounting fees                                                  28,863
Share registration costs                                                   13,313
Printing and postage                                                        5,535
Insurance premiums                                                          1,997
Miscellaneous                                                               5,257
 Total expenses                                                           500,314
Waiver of investment advisory fee                                         (36,697)
 Net expenses                                                             463,617
   Net operating loss                                                    (108,923)
 Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                       10,175,481
Net change in unrealized appreciation of investments                   12,217,509
 Net realized and unrealized gain on investments                       22,392,990
   Change in net assets resulting from operations                     $22,284,067
(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                         Riggs Small Company Stock Fund

          (formerly, RIMCO Monument Small Capitalization Equity Fund)

                                                                                            Year Ended April 30,
                                                                                             1998          1997
Increase (Decrease) in Net Assets:
OperationsN
Net operating loss                                                                       $  (108,923)  $   (17,249)
Net realized gain on investments ($10,181,542 and $3,506,193 respectively,
as computed for federal tax purposes)                                                     10,175,481     3,370,741
Net change in unrealized appreciation/depreciation                                        12,217,509    (4,671,477)
 Change in net assets resulting from operations                                           22,284,067    (1,317,985)
Distributions to ShareholdersN
Distributions from net realized gains                                                     (7,596,605)   (1,336,383)
 Share TransactionsN
Proceeds from sale of shares                                                              23,389,601    14,668,375
Net asset value of shares issued to shareholders in payment of distributions declared        774,594        93,490
Cost of shares redeemed                                                                   (8,405,450)   (3,619,751)
 Change in net assets resulting from share transactions                                   15,758,745    11,142,114
   Change in net assets                                                                   30,446,207     8,487,746
Net Assets:
Beginning of period                                                                       27,777,127    19,289,381
End of period                                                                            $58,223,334   $27,777,127

(See Notes which are an integral part of the Financial Statements)



                              FINANCIAL HIGHLIGHTS

                         Riggs Small Company Stock Fund

          (formerly, RIMCO Monument Small Capitalization Equity Fund)

                                 Class R Shares

(For a share outstanding throughout each period)
                                                                      Year Ended April 30,
                                                             1998       1997       1996      1995(a)
Net asset value, beginning of period                       $ 12.80    $ 14.10    $ 10.43    $ 10.00
Income from investment operations
 Net investment income                                       (0.04)     (0.01)     (0.02)      0.02
 Net realized and unrealized gain (loss) on investments       9.23      (0.47)      4.05       0.41
 Total from investment operations                             9.19      (0.48)      4.03       0.43
Less distributions
 Distributions from net investment income                        -          -      (0.01)         -
 Distributions from net realized gain on investments         (3.19)     (0.82)     (0.35)         -
 Total distributions                                         (3.19)     (0.82)     (0.36)         -
Net asset value, end of period                             $ 18.80    $ 12.80    $ 14.10    $ 10.43
Total return (b)                                             77.85%     (3.76%)    39.43%      4.30%
Ratios to average net assets
Expenses                                                      1.09%      1.00%      1.14%    1.66%*
 Net investment income                                       (0.26%)    (0.07%)    (0.13%)   0.98%*
 Expense reimbursement/waiver (c)                             0.09%      0.46%      0.80%    1.54%*
Supplemental data
 Net assets, end of period (000 omitted)                   $58,223    $27,777    $19,289    $ 7,609
 Average commission rate paid (d)                          $0.0631    $0.0691    $0.0650          -
 Portfolio turnover                                            108%        93%        70%         8%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


                     COMBINED NOTES TO FINANCIAL STATEMENTS

                                  Riggs Funds

                                 April 30, 1998

(1) Organization

Riggs Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Board of Trustees approved a change in the name of the Trust from RIMCOMonument Funds to Riggs Funds, the name of the Bond Fund to U.S. Government Securities Fund, and the name of the Small Capitalization Equity Fund to Small Company Stock Fund, effective July 1, 1998. The Trust consists of five diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name                         Investment Objective

Riggs U.S. Treasury Money Market Fund To provide current income consistent with ("Treasury Fund") stability of principal and liquidity.

Riggs Prime Money Market Fund To provide current income consistent with ("Prime Fund") stability of principal and liquidity.

Riggs U.S. Government Securities Fund  To achieve current income.
("U.S. Government Securities Fund")

Riggs Stock Fund ("Stock Fund") To provide growth of capital and income.

Riggs Small Company Stock Fund         To provide long-term capital
("Small Company Fund")                 appreciation.

Effective July 1, 1998, Prime Fund and Treasury Fund will offer two classes of shares, Class Y Shares and Class R Shares (formerly, Class A Shares and Class B Shares, respectively, for Prime Fund); U.S. Government Securities Fund will continue to issue one class of shares (to be designated as Class R Shares); and Stock Fund and Small Company Fund will offer two classes of shares, its existing class (to be designated as Class R Shares) and a new class (to be designated as Class B Shares).

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities (and investments in closed-end investment companies) are valued at the last sale price reported on a national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.


Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting priciples. These differences are primarily due to differing book/tax treatments of net operating loss and market discount amortization. The following reclassifications have been made to the financial statements.


                                  Riggs Funds

                               Increase (Decrease)
                                 Undistributed      Accumulated
                      Paid-In    Net Investment     Net Realized
Fund Name             Capital        Income             Gain
Small Company Fund       -               $108,923      $(108,923)

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1998, the Prime Fund and U.S. Government Securities Fund, for federal tax purposes, had a capital loss carryforward of $876,105 and $2,733,203 respectively, which will reduce each Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Prime Fund and U.S. Government Securities Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of the Prime Fund will expire 2002 ($836,919), 2003 ($20,474), 2005 ($14,610) and 2006 ($4,102). The capital loss carryforward of the U.S. Government Securities Fund will expire 2003 ($2,262,877), and 2005 ($470,326).

Additionally, a net capital loss of $11,490 for the Prime Fund attributable to security transactions incurred after October 31, 1997, are treated as arising on May 1, 1998, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Deferred Expenses

The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


                                              Treasury Fund
                                               Year Ended       Year Ended
              Class Y Shares                 April 30, 1998   April 30, 1997
Shares sold                                     277,959,898      449,279,619
Shares issued to shareholders in payment
dof distributions declared                         1,500,215          860,699
Shares redeemed                                (303,046,901)    (416,232,679)
 Net change resulting from Class Y Shares
 transactions                                   (23,586,788)      33,907,639

Prime Fund
                                               Year Ended       Year Ended
Class Y Shares                               April 30, 1998   April 30, 1997
Shares sold                                   1,618,160,015    1,412,757,103
Shares issued to shareholders in payment
of distributions declared                         6,212,437        6,512,315
Shares redeemed                              (1,678,272,255)  (1,414,974,408)
 Net change resulting from Class Y Shares
 transactions                                   (53,899,803)       4,295,010

                                  Riggs Funds

                                                                                         Prime Fund
                                                                          Year Ended                   Year Ended
               Class R Shares                                           April 30, 1998         April 30, 1997
Shares sold                                                                 50,323,930                  80,348,400
Shares issued to shareholders in payment
of distributions declared                                                       10,332                         209
Shares redeemed                                                            (76,088,979)                (54,095,833)
  Net change resulting from Class R Shares
  transactions                                                             (25,754,717)                 26,252,776
     Net change resulting from share
     transactions                                                          (79,654,520)                 30,547,786

                                                  U.S. Government                                        Small
                                                  Securities Fund         Stock Fund                  Company Fund
                                                 Year         Year           Year           Year          Year         Year
                                                Ended        Ended          Ended          Ended         Ended         Ended
                                              April 30,    April 30,      April 30,      April 30,     April 30,     April 30,
Class R Shares                                  1998         1997             1998         1997           1998        1997
Shares sold                                    1,294,447      648,055        2,347,730    1,490,755      1,357,019   1,058,741
Shares issued to shareholders in
payment of distributions declared                 35,958       36,491          530,956      290,990         51,264       6,849
Shares redeemed                               (1,177,844)  (2,679,358)      (1,591,271)  (1,352,718)      (482,797)   (262,516)
  Net change resulting from
  Class R Share transactions                     152,561   (1,994,812)       1,287,415      429,027        925,486     803,074

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Riggs Investment Management Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund                              Annual Rate
Treasury Fund                     0.50%
Prime Fund                        0.50%
U.S. Government Securities Fund   0.75%
Stock Fund                        0.75%
Small Company Fund                0.80%

Administrative Fee

Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services (including certain legal, fund accounting and transfer agency services). The FAS fee is based on the level of average aggregate net assets of the Trust for the period.

Distribution Services Fee

Prime Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, effective July 1, 1998, Class R Shares of Treasury Fund, Prime Fund, U.S. Government Securities Fund, Stock Fund and Small Company Fund, and Class B Shares of Stock Fund and Small Company Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of Class R Shares of the Prime Fund to finance activities intended to result in the sale of the Prime Fund's Class R Shares. The Plan provides that the Class R Shares of Prime Fund and Treasury Fund may incur distribution expenses up to 0.50%; Class R Shares of U.S. Government Securities Fund, Stock Fund and Small Company Fund may incur distribution expenses up to 0.25%; and Class B Shares of Stock Fund and Small Company Fund may incur distribution expenses of up to 0.75%; respectively, of the average daily net assets of the respective class of shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS, effective July 1, 1998, each Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee is paid to FAS to finance certain services for shareholders and to maintain shareholder accounts.

                                  Riggs Funds

Custodian Fees

Riggs Bank N.A. is the Fund's custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the year ended April 30, 1998, the following amounts were paid pursuant to this agreement:

                                                                      Organizational
                                                                       Expenses Paid
                                              Organizational         for the Year Ended
Fund                    Effective Date          Expenses               April 30, 1998
Small Company Fund      February 6, 1995         $22,693                  $6,303

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term obligations, for the year ended April 30, 1998, were as follows:

              Fund                  Purchases      Sales
U.S. Government Securities Fund    $57,990,235  $54,566,270
Stock Fund                          90,676,079   95,356,426
Small Company Fund                  49,309,078   43,149,191

(6) Year 2000 (unaudited)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the funds.


               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of

RIGGS FUNDS:

(formerly, RIMCOMonument Funds)

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Riggs Funds (comprising respectively, Riggs U.S. Treasury Money Market Fund, Riggs Prime Money Market Fund, Riggs U.S. Government Securities Fund (formerly, RIMCO Monument Bond Fund), Riggs Stock Fund, and Riggs Small Company Stock Fund (formerly, RIMCO Monument Small Capitalization Equity Fund)), as of April 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and broker or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of therespective portfolios constituting Riggs Funds, as indicated above, at April 30, 1998, the results of their operations for the year then ended, changes in theirnet assets for each of the two years in the period then ended, and financial highlights for each of the periods then ended, in conformity with generally accepted accounting principles.

                                ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
June 22, 1998


                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                            Nicholas P. Constantakis
                              William J. Copeland
                                 James E. Dowd
                            Lawrence D. Ellis, M.D.
                            Edward L. Flaherty, Jr.
                               Edward C. Gonzales
                                Peter E. Madden
                              John E. Murray, Jr.
                                Wesley W. Posvar
                               Marjorie P. Smuts


                                    OFFICERS

                                John F. Donahue
                                    Chairman

                               Edward C. Gonzales
                            President and Treasurer

                             J. Christopher Donahue
                            Executive Vice President

                               John W. McGonigle
                     Executive Vice President and Secretary

                                Joseph S. Machi
                     Vice President and Assistant Treasurer

                               Richard B. Fisher
                                 Vice President

                               C. Grant Anderson
                              Assistant Secretary


  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S.Egovernment, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objective and policies, management fees, expenses and other information.


Cusip 76656A 104 Cusip 76656A 203 Cusip 76656A 302 Cusip 76656A 500 Cusip 76656A
609 Cusip 76656A 807 Cusip 76656A 401 2052603 (6/98)








                                    APPENDIX


A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graph. The Class R Shares of Riggs U.S. Government Securities Fund (the "Fund"), based on a 3.50% sales load (and a 4.75% sales load effective 12/18/95), are represented by a solid line. The Lehman Brothers Government/Corporate Total Index (the "LBGCTI") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class R Shares of the Fund and the LBGCTI. The "x" axis reflects computation periods from 5/11/92 to 4/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class R Shares, based on a 3.50% sales load (and a 4.75% sales load effective 12/18/95), as compared to the LBGCTI. The ending values were $14,518 and $15,986, respectively.

B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graph. The Class R Shares of Riggs Stock Fund (the "Fund"), based on a 3.50% sales load (and a 5.75% sales load effective 12/18/95), are represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class R Shares of the Fund and the S&P 500. The "x" axis reflects computation periods from 5/11/92 to 4/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class R Shares, based on a 3.50% sales load (and a 5.75% sales load effective 12/18/95), as compared to the S&P 500. The ending values were $29,466 and $31,014, respectively.

C. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graph. The Class R Shares of Riggs Small Company Stock Fund (the "Fund"), based on a 3.50% sales load (and a 5.75% sales load effective 12/18/95), are represented by a solid line. The Russell 2000 Index (the "Russell 2000") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class R Shares of the Fund and the Russell 2000. The "x" axis reflects computation periods from 2/27/95 to 4/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class R Shares, based on a 3.50% sales load (and a 5.75% sales load effective 12/18/95), as compared to the Russell 2000. The ending values were $24,020 and $19,700, respectively.